SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of classes of share capital [abstract]
Stock option activity
	Number of Options	Weighted Average Exercise Price
Outstanding, December 31, 2016	4,608,140	$0.64
Granted	4,080,000	$0.38
Expired	(312,930)	$2.08
Exercised	(126,870)	$0.40
Outstanding, December 31, 2017	8,248,340	$0.46
Granted	4,040,000	$0.31
Expired	(349,720)	$1.21
Cancelled	(1,815,120)	$0.45
Forfeited	(445,000)	$1.04
Exercised	(87,500)	$0.28
Outstanding, December 31, 2018	9,591,000	$0.34
Granted	3,965,000	$0.31
Expired	(315,000)	$0.65
Cancelled	(2,247,000)	$0.32
Forfeited	(794,000)	$0.54
Exercised	(622,500)	$0.28
Outstanding, September 30, 2019	9,577,500	$0.31

Stock options outstanding
Exercise	Expiry	Options Outstanding		Exercisable	Unvested
Price	Date	December 31	December 31,	December 31	December 31
		2019	2018	2019	2019
$0.33	November 15, 2024	100,000	-	12,500	87,500
$0.44	November 1, 2024	1,610,000	-	201,250	1,408,750
$0.20	July 29, 2024	1,565,000	-	391,250	1,173,750
$0.21	April 1, 2024	500,000	-	187,500	312,500
$0.65	November 14, 2023	-	200,000	-	-
$0.33	October 17, 2023	705,000	940,000	352,500	352,500
$0.26	October 10, 2023	-	550,000	-	-
$0.22	July 23, 2023	400,000	400,000	250,000	150,000
$0.31	May 1, 2023	150,000	200,000	112,500	37,500
$0.28	April 6, 2023	862,500	1,225,000	646,875	215,625
$0.31	February 20, 2023	200,000	200,000	175,000	25,000
$0.35	September 1, 2022	980,000	1,250,000	980,000	-
$0.33	June 12, 2022	805,000	1,225,000	805,000	-
$0.49	January 12, 2022	620,000	820,000	620,000	-
$0.20	June 2, 2021	990,000	1,420,000	990,000	-
$0.50	June 22, 2020	30,000	311,000	30,000	-
$0.50	April 7, 2020	60,000	535,000	60,000	-
$0.65	May 1, 2019	-	315,000	-	-
		9,577,500	9,591,000	5,814,375	3,763,125

Weighted average assumptions
	Year ended December 31,
	2019	2018	2017
Risk-free interest rate	1.54%	1.77%	1.25%
Expected life of options in years	4.45	4.40	4.4
Expected volatility	132.75%	135.71%	133.55%
Expected dividend yield	Nil	Nil	Nil
Expected forfeiture rate	12%	12%	12%
Weighted average fair value of options granted during the period	$0.31	$0.32	$0.32

Share-based payments
	Year Ended December 31,
	2019	2018	2017
Consolidated Statement of Operations
Share based payments	707,802	553,430	599,117
	$707,802	$553,430	$599,117
Consolidated Statement of Financial Position
Chandgana Tal and power plant application	-	-	69,515
Gibellini exploration	79,888	87,186	-
Pulacayo exploration	39,139	117,871	158,464
	119,027	205,057	227,979
Total share-based payments	$826,829	$758,487	$827,096

Warrant activity
	Number of Warrants	Weighted Average Exercise Price
Outstanding, December 31, 2016	13,480,600	$0.47
Issued	12,453,680	$0.41
Exercised	(150,000)	$0.40
Expired	(26,250)	$0.70
Outstanding, December 31, 2017	25,758,030	$0.44
Issued	5,061,417	$0.40
Exercised	(3,445,420)	$0.39
Expired	(56,000)	$0.40
Outstanding, December 31, 2018	27,318,027	$0.44
Exercised	(651,430)	$0.38
Outstanding, December 31, 2019	26,666,597	$0.44

Warrants outstanding
			Number of warrants
	Exercise Price	Expiry Date	at December 31, 2019		at December 31, 2018
$0.50	June 13, 2022	596,590		596,590
$0.50	April 12, 2022	1,032,500		1,032,500
$0.40	January 13, 2022	499,990		499,990
$0.44	August 29, 2021	1,013,670		1,013,670
$0.40	August 13, 2021	198,237		198,237
$0.40	July 6, 2021	3,863,180		3,863,180
$0.40	June 2, 2021	7,500,000		7,500,000
$0.30	April 23, 2021	-		100,000
$0.50	February 15, 2021	500,000		500,000
$0.40	January 25, 2021	650,000		650,000
$0.40	December 18, 2020	211,250		211,250
$0.70	November 13, 2020	625,000		625,000
$0.40	October 16, 2020	2,533,020		2,533,020
$0.70	September 30, 2020	1,112,000		1,112,000
$0.40	September 20, 2020	3,983,490		4,534,920
$0.60	June 24, 2020	1,147,670		1,147,670
$0.50	May 22, 2020	1,200,000		1,200,000
		26,666,597		27,318,027